Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Ivy Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Emerging Markets Local Currency Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 21 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 64 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Emerging Markets Local Currency Debt Fund is a non-diversified fund that seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in debt securities that are denominated in local currencies of emerging market countries, as well as derivative instruments that provide investment exposure to such debt securities. The Fund may, but is not required to, hedge its exposure to those non-U.S. currencies, which strategy, if utilized, may effectively reduce the Fund’s exposure to the local currencies of the emerging market countries in which the Fund invests.

Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Financial Corporation or one of the leading global investment banks. The Fund’s investment sub-advisers, Pictet Asset Management Limited (Pictet UK) and Pictet Asset Management (Singapore) PTE Ltd (Pictet Singapore, and collectively with Pictet UK, Pictet), have broad discretion to identify other countries that they consider to qualify as emerging market countries. The majority of these emerging market countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. The Fund may invest up to 100% of its net assets in emerging market countries. The Fund also may invest up to 20% of its net assets in securities denominated in the U.S. Dollar.

The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

The debt securities in which the Fund primarily invests include emerging market sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments, while quasi-sovereign debt securities are securities that are issued by their agencies, authorities or political subdivisions or instrumentalities. Pictet may use structured products such as credit-linked notes and bonds or other transferable securities whose returns may be related to the performance of a particular investment index. Credit-linked notes typically are structured as a limited purpose trust or other vehicle that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, to provide exposure to emerging markets debt securities. Pictet may focus the Fund’s investments in particular countries, sectors and/or currencies.

The Fund may invest in debt securities of any maturity, may invest in unlisted debt securities and may invest up to 100% of its total assets in non-investment grade debt securities, commonly called junk bonds, that include debt securities rated BB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Pictet to be of comparable quality. The emerging market debt securities in which the Fund invests may be rated or unrated. In addition, the countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Debt securities in which the Fund may invest may have all types of interest rate payment and reset terms, including fixed-rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The Fund may utilize derivative instruments, primarily forward currency contracts and interest rate swaps, but also including, but not limited to, options, futures or forward contracts on financial instruments, on a security or an index of securities, options on futures contracts, over-the-counter (OTC) swaps on any financial instrument, total return swaps, credit default swaps and/or non-delivery forward contracts with cash settlement. The Fund’s investments in derivatives may be significant. The Fund may use derivatives in seeking to hedge various instruments, to hedge an investment in one currency back to another currency, to seek to increase investment income or gain in the Fund, to invest in a position not otherwise available, to take a fundamental position long or short in a particular currency, for purposes of seeking to mitigate the impact of rising interest rates, and as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. With credit default swaps, the Fund may either sell or buy credit protection with respect to bonds or other debt securities pursuant to the terms of these contracts. The Fund may enter into derivatives for settlement OTC or by means of a central clearinghouse. The Fund also may invest in warrants, repurchase agreements and reverse repurchase agreements.

Pictet uses a multi-staged, systematic investment process in selecting emerging market investments for inclusion in the Fund’s portfolio. The process combines a top-down and bottom-up analysis in an attempt to invest opportunistically in such instruments that Pictet believes can provide risk-adjusted outperformance. Part of Pictet’s top-down analysis includes assessing the global risk environment, taking into account a variety of factors, and examining country fundamentals to develop interest rate forecasts and currency forecasts by country. Interest rate factors Pictet will examine include a country’s monetary policy, inflation, growth, fiscal policy and politics. Currency factors examined include a country’s interest rate and growth differential, balance of payments and currency policy.

		Following its top-down analysis, Pictet conducts a bottom-up analysis and selects investments for inclusion in the Fund’s portfolio based on Pictet’s perceived value of an individual investment relative to alternative investments, credit and currency opportunities, duration and yield curve positioning for the interest rate outlook, and an effort to achieve appropriate diversification. Pictet also considers an issuer’s capitalization, asset quality, management, earnings and liquidity. Generally, in determining whether to sell a security, Pictet continues to analyze the factors considered for buying the security. Pictet may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes to be more attractive opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Capital Repatriation Risk. Capital repatriation involves the transfer of corporate money or property from a foreign country back to its home country. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely. If the Fund is unable to repatriate capital from its investments, in whole or in part, this may have an adverse effect on the cash flows and/or performance of the Fund.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit-Linked Notes Risk. Risks of credit-linked notes include those risks associated with the underlying reference obligation, including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. The buyer of a credit-linked note assumes the risk of default by the issuer and the underlying reference asset or entity. If the underlying investment defaults, the payments and principal received by the Fund will be reduced or eliminated. Also, in the event the issuer defaults or there is a credit event that relates to the reference asset, the recovery rate generally is less than the Fund’s initial investment, and the Fund may lose money.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity and could make it more difficult to sell. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
  Debt Instruments Risk. The Fund invests a large amount of its assets in debt and credit-related instruments. Such debt may be unsecured and structurally or contractually subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. Moreover, such debt investments may not be protected by financial covenants or limitations upon additional indebtedness and there is no minimum credit rating for such debt investments. Other factors may materially and adversely affect the market price and yield of such debt investments, including investor demand, changes in the financial condition of the applicable issuer, government fiscal policy and domestic or worldwide economic conditions. Debt securities may be subject to credit risk, interest rate risk, liquidity risk and reinvestment risk, among other risks.
  Derivatives Risk. A derivative is a financial instrument whose value or return is “derived,” in some manner, from the price of another security, index, asset, rate or event. In seeking its investment objective, the Fund may use derivatives in the form of futures contracts, options and swaps. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund’s NAV and the risk that fluctuations in the value of the derivatives may not correlate with the reference instrument underlying the derivative. Derivatives can be highly complex, can create investment leverage, may perform in unanticipated ways and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of Pictet as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate specifically with the security or other risk being hedged. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might be beneficial. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk. The Fund may use foreign currency exchange transactions and forward foreign currency contracts. These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent Pictet’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Government Obligations and Securities of Supranational Equities Risk. Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Such investments are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal. Factors which may influence the ability or willingness of a foreign government or country to service debt include a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies, the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. There may be no legal or bankruptcy process for collecting sovereign debt.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses. Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Due to recent events in the fixed-income markets, the Fund may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Interest Rate Swap Risk. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps also are subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money, potentially including amounts in excess of the Fund’s initial investment.
  Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. As discussed above, swaps can involve greater risks than direct investment in securities, and are, among other factors, subject to counterparty risk; the risk that, because swaps may have a leverage component, adverse changes in the level of the reference rate can result in gains or losses that are substantially greater than the amount invested in the swap itself; liquidity risk and interest rate risk; each of which may result in significant and unanticipated losses to the Fund.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations, and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.
  Management Risk. Fund performance is primarily dependent on Pictet’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis that started in 2008 continues to affect the U.S. and foreign economies and has resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under Federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
  Regional Focus Risk. Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund. See Market Risk.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Russia Investment Risk. As part of its principal investment strategy, the Fund may invest a portion of its assets in securities issued by Russian issuers. In addition to the existing general risks that the Fund faces with respect to its investments in the Russian market (including political risk, emerging market risk, and currency risk), the Fund currently faces additional, heightened risks due to recent political unrest involving Russia and Ukraine.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under Federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares during 2015. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares during 2015. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was -0.49% (the fourth quarter of 2015) and the lowest quarterly return was -7.10% (the third quarter of 2015).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Emerging Markets Local Currency Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.75%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	1,098
5 Year	rr_ExpenseExampleYear05	1,525
10 Years	rr_ExpenseExampleYear10	2,712
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,098
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,525
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,712
2015	rr_AnnualReturn2015	(11.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(0.49%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.10%)
1 Year	rr_AverageAnnualReturnYear01	(16.46%)
Life of Class	rr_AverageAnnualReturnSinceInception	(14.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Ivy Emerging Markets Local Currency Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	$ 203
3 Years	rr_ExpenseExampleYear03	731
5 Year	rr_ExpenseExampleYear05	1,286
10 Years	rr_ExpenseExampleYear10	2,798
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	731
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,286
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,798
1 Year	rr_AverageAnnualReturnYear01	(11.98%)
Life of Class	rr_AverageAnnualReturnSinceInception	(11.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Ivy Emerging Markets Local Currency Debt Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 716
3 Years	rr_ExpenseExampleYear03	1,103
5 Year	rr_ExpenseExampleYear05	1,514
10 Years	rr_ExpenseExampleYear10	2,652
1 Year	rr_ExpenseExampleNoRedemptionYear01	716
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,103
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,514
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,652
1 Year	rr_AverageAnnualReturnYear01	(16.46%)	[5]
Life of Class	rr_AverageAnnualReturnSinceInception	(14.22%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[5]
Ivy Emerging Markets Local Currency Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	450
5 Year	rr_ExpenseExampleYear05	823
10 Years	rr_ExpenseExampleYear10	1,870
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	450
5 Year	rr_ExpenseExampleNoRedemptionYear05	823
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,870
1 Year	rr_AverageAnnualReturnYear01	(11.10%)
Life of Class	rr_AverageAnnualReturnSinceInception	(10.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Ivy Emerging Markets Local Currency Debt Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.83%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	648
5 Year	rr_ExpenseExampleYear05	1,170
10 Years	rr_ExpenseExampleYear10	2,602
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	648
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,170
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,602
1 Year	rr_AverageAnnualReturnYear01	(11.54%)
Life of Class	rr_AverageAnnualReturnSinceInception	(11.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Ivy Emerging Markets Local Currency Debt Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	419
5 Year	rr_ExpenseExampleYear05	758
10 Years	rr_ExpenseExampleYear10	1,717
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	419
5 Year	rr_ExpenseExampleNoRedemptionYear05	758
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,717
1 Year	rr_AverageAnnualReturnYear01
Life of Class	rr_AverageAnnualReturnSinceInception	(10.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2015
Ivy Emerging Markets Local Currency Debt Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.61%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	526
5 Year	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,130
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Year	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,130
1 Year	rr_AverageAnnualReturnYear01	(11.32%)
Life of Class	rr_AverageAnnualReturnSinceInception	(11.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Ivy Emerging Markets Local Currency Debt Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.46%)
Life of Class	rr_AverageAnnualReturnSinceInception	(14.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Ivy Emerging Markets Local Currency Debt Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.32%)
Life of Class	rr_AverageAnnualReturnSinceInception	(10.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Ivy Emerging Markets Local Currency Debt Fund | J.P. Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.92%)
Life of Class	rr_AverageAnnualReturnSinceInception	(13.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Ivy Emerging Markets Local Currency Debt Fund | Lipper Emerging Markets Local Currency Debt Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.49%)
Life of Class	rr_AverageAnnualReturnSinceInception	(12.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[3]	Through January 31, 2017, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class A shares at 1.25%, Class C shares at 2.00%, Class E shares at 1.40%, Class I shares at 1.00%, Class R shares at 1.50%, Class R6 shares at 1.00% and Class Y shares at 1.25%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees of Ivy Funds (the “Trust”). Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes below its respective expense cap.
[4]	Through January 31, 2017, to the extent that the total annual ordinary fund operating expenses of Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Trust’s Board of Trustees.
[5]	Class E shares currently are not available for purchase.